Plan Description	12 Months Ended
Dec. 31, 2025
EBP 001 [Member]
EBP, Description of Plan [Line Items]
Plan Description

1.	Plan Description

(a)	Organization

The Omega Flex, Inc. 401(k) Profit Sharing Plan (the “Plan”) is a defined contribution plan and was established effective January 1, 2005 for the benefit of employees of Omega Flex, Inc. (“Omega Flex” or “the Company”) and employees of its participating subsidiaries. The Plan was amended and restated effective October 8, 2021. Effective January 1, 2025, the Plan was amended to include Flex-Trac, Inc. as a participating employer. Prior to January 1, 2025, the employees of Flex-Trac, Inc. were employees of Omega Flex, Inc.

Under the terms of a trust agreement the Plan assets are held by Empower Trust Company, LLC (see Note 5). The Plan Administrator, as defined in the Plan document, has full authority to control and manage the operation and administration of the Plan.

The following description of the Plan provides only general information. Participants in the Plan should refer to the Plan document for a more complete description of the Plan’s provisions.

Substantially all employees of the Company and its domestic subsidiaries are eligible to participate, subject to the terms of the Plan document. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended (“ERISA”) and the Internal Revenue Code (the “IRC” or the “Code”).

(b)	Participants’ Contributions – 401(k) Account

Participating employees may contribute to the Plan after the first of the month following the beginning of their employment with the Company. Participants are subject to automatic enrollment if no contrary election is made. The automatic deferral percentage is 3% of eligible compensation, increasing by 1% annually on the first day of the Plan year up to a maximum of 6%, unless otherwise elected by the participant. Contributions are made through payroll deductions which may range from 1% to 50% (subject to Code limitations) of such participant’s earnings, as defined, on a before-tax basis. Employees may designate their contributions as Roth contributions commencing in January 2024.

Participants who are at least age 50 or older during a Plan year may make an additional “catch-up contribution” up to a specified dollar amount on a before-tax basis (subject to Code limitations). Additionally, participants aged 60 to 63 in 2025, may make an enhanced “super catch-up” contribution which is equivalent to 150% of the 50 plus year old catch-up amount.

The Plan accepts eligible rollover contributions from participants. If a participant has been a participant in another qualified plan, such participants may transfer his or her eligible account balance into the Plan.

(c)	Company Contributions – 401(k) Account

To be eligible for a Company matching contribution, a participant must have completed one year of service.

The employer match formula is 50% of elective deferrals up to a maximum of 6% of eligible compensation per Plan year.

(d)	Company Contributions – Profit Sharing Account

On an annual basis, the Company determines whether to make a discretionary profit sharing contribution to each eligible participant’s account (eligible participant is an employee that has completed one year of service), and determines the amount of such contribution. To receive the profit sharing contribution for a given year, a participant must work at least 1,000 hours of service, as defined, during the Plan year. Participants must be employed by the Company on the last day of the year to be eligible for the profit sharing contribution.

Omega Flex, Inc. 401(k) Profit Sharing Plan

Notes to the Financial Statements

As of and For the Years Ended December 31, 2025 and 2024

Plan Description (continued)

For the years ended December 31, 2025 and 2024, the Company made a profit sharing contribution of 3% of each eligible participant’s compensation, to a maximum of $350,000 and $345,000 for 2025 and 2024, respectively. For those participants who had compensation above the Social Security Wage Base, as defined ($176,100 for 2025 and $168,600 for 2024), an additional contribution of 3% of compensation was also made on compensation in excess of the Social Security Wage Base (i.e. for 2025, a 6% contribution on compensation between $176,100 and $350,000, and for 2024, a 6% contribution on compensation between $168,600 and $345,000). Profit sharing contributions totaled $484,685 for the year ended December 31, 2025 and $472,975 for the year ended December 31, 2024.

For purposes of participant contributions and Company contributions, compensation is defined by the Plan document.

(e)	Participant Accounts

Each participant’s account is credited with the participant’s contribution and allocations of the Company’s contributions, Plan earnings (losses) and charged with an allocation of administrative expenses. Allocations are based on participant compensation or account balances, as defined. The benefit to which a participant is entitled is the benefit that can be provided from the participant’s vested account.

(f)	Vesting

Participant contributions and rollover contributions, and earnings or losses thereon are fully vested at all times. Company contributions and earnings or losses thereon are vested as follows:

Number of Years of Credited Service	Vesting Percentage
Less than 1 year	0%
1 year	0%
2 years	20%
3 years	40%
4 years	60%
5 years	80%
6 or more years	100%

A participant becomes 100 percent vested upon death, disability or retirement.

(g)	In-Service and Hardship Withdrawals

While a participant is employed with the Company, a participant may make withdrawals in cash of amounts applicable to participant and employer contributions and gains or losses thereon, subject to certain restrictions. A participant can take hardship withdrawals (for certain medical expenses, purchase of a principal residence, tuition payment for post-secondary education, payments to prevent eviction from a primary residence, expenses to repair a primary residence and expenses for disasters arising from federally declared disaster) as defined in the Plan document. Participant before-tax and Roth contributions and vested Company contributions can be withdrawn after attainment of age 59 1/2.

(h)	Benefit Payments

A participant’s account balance under the Plan may be distributed upon retirement in one of three ways (as defined by the Plan document): lump-sum distribution, in monthly installments, or partial distributions as elected (subject to limits imposed by the IRC).

Omega Flex, Inc. 401(k) Profit Sharing Plan

Notes to the Financial Statements

As of and For the Years Ended December 31, 2025 and 2024

Plan Description (continued)

Upon death, disability or termination of employment, a participant (or the participant’s beneficiary) may elect to receive a lump-sum distribution equal to the participant’s vested account balance. If a participant terminates employment and the participant’s account balance does not exceed $7,000 ($5,000 prior to modification allowed by the SECURE 2.0 Act of 2022), the Plan administrator may authorize the benefit payment without the participant’s consent. In circumstances when a terminated participant has a vested account balance less than $1,000, the participant’s vested account balance shall be distributed in a lump sum. In circumstances when a terminated participant has a vested account balance greater than $1,000 but less than $7,000 ($5,000 prior to modification allowed by the SECURE 2.0 Act of 2022), if the participant does not elect to have such distribution paid directly to an eligible retirement plan specified by the participant in a direct rollover or to receive the distribution directly, then the Plan administrator will pay the distribution in a direct rollover to an individual retirement account designated by the Plan administrator.

(i)	Notes Receivable from Participants

An eligible participant may generally borrow up to 50 percent of the value of his or her vested account balance, subject to a minimum of $1,000 and a maximum of $50,000 reduced by the excess of the participant’s highest outstanding participant loan balance during the 12 previous months over the newly initiated loan balance. Loans for the purchase of a “principal residence” must be repaid in one to twenty years, at the participant’s option. Loans for all other purposes must be repaid in one to five years, at the participant’s option. These loans are made at the prevailing market interest rates equal to prime rate plus one percent. For 2025 and 2024, the applicable loan rates ranged from 4.25% to 9.50%, respectively. No more than one loan from the Plan to a participant shall be permitted at any time. All principal and interest payments made by the participant are credited back to the participant’s account.

(j)	Plan Expenses

The Company or the Plan currently pays administrative expenses of the Plan, with the exception of certain investment fees, withdrawal fees and loan origination fees. However, the Company has the right to charge future expenses to the Plan.